Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables
(14) Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	December 31,2014		December 31,2013
	RMB	US$	RMB
Other payables	6,095	982	6,577
Predicted liability	-	-	200
	6,095	982	6,777

As of December 31, 2014 and 2013, the balance of predicted liability was zero and RMB200, respectively, which was estimated liability related to our defective products.